Capital Stock - Series A Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified							12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2009 Common Stock [Member]	Sep. 30, 2013 Maximum [Member]	Mar. 31, 2012 Series A Preferred Stock [Member]	Sep. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jan. 15, 2008 Series A Preferred Stock [Member]	Mar. 31, 2012 Series A Preferred Stock [Member] Common Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] Maximum [Member]	Dec. 31, 2008 Series A Preferred Stock [Member] Minimum [Member]
Class of Stock [Line Items]
Number of Series A Preferred Shares in Series A units												1
Warrants exercisable												$ 0.50
Total number of shares of common stock sold																5,000,000	1,000,000
Number of Warrants in Series A Units												2
Common stock value	$ 134	$ 1,000	$ 2,025	$ 87	$ 80									$ 1,000
Convertible shares of common stock						$ 1.00		$ 0.15						$ 1.00
Common stock at market price on the first finance closing limit														1
Liquidation premium										6.00%	6.00%
Conversion of convertible shares							2,000,000		500,000						2,000,000
Preferred stock, shares issued											0		500,000
Preferred stock, shares outstanding											0		500,000